Schedule of Investments (unaudited)
December 31, 2025
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 64.2%
BlackRock Technology Opportunities Fund, Class K	1,068,144	$ 83,560,935
International Tilts Master Portfolio	$ 66,499,044	66,499,044
iShares Core MSCI Emerging Markets ETF	2,079,367	139,775,050
iShares Core S&P 500 ETF	150,247	102,910,180
iShares MSCI EAFE Value ETF	612,274	43,722,486
iShares MSCI Global Gold Miners ETF	310,089	22,834,954
iShares MSCI U.S.A. Momentum Factor ETF(b)	317,257	79,412,600
iShares MSCI U.S.A. Quality Factor ETF	417,388	82,901,605
iShares S&P 100 ETF	356,370	122,224,219
iShares S&P 500 Growth ETF(b)	1,193,841	147,152,842
iShares S&P 500 Value ETF	760,849	161,353,247
iShares U.S. Aerospace & Defense ETF	194,675	41,794,776
iShares U.S. Equity Factor Rotation Active ETF	2,688,392	163,481,117
iShares U.S. Thematic Rotation Active ETF	1,595,678	61,529,344
		1,319,152,399
Fixed-Income Funds — 35.7%
BlackRock Securitized Income Fund, Institutional Class	8,849,296	80,351,604
BlackRock Strategic Income Opportunities Portfolio, Class K	12,338,981	120,675,239
BlackRock Total Return Fund, Class K	22,420,599	224,654,397
iShares 10-20 Year Treasury Bond ETF	1,219,818	124,018,896
iShares Core International Aggregate Bond ETF	1,184,714	59,247,547
iShares Core Universal USD Bond ETF	502,460	23,384,488
iShares Flexible Income Active ETF	1,138,429	60,074,898
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	415,873	40,040,253
		732,447,322
Total Long-Term Investments — 99.9% (Cost: $1,795,939,784)		2,051,599,721

Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(a)(c)(d)	97,055,624	$ 97,104,152
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(a)(c)	5,042,776	5,042,776
Total Short-Term Securities — 5.0% (Cost: $102,146,928)		102,146,928
Total Investments — 104.9% (Cost: $1,898,086,712)		2,153,746,649
Liabilities in Excess of Other Assets — (4.9)%		(101,038,971)
Net Assets — 100.0%		$ 2,052,707,678

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,386,730	$ 31,716,976 (a)	$ —	$ 2,063	$ (1,617)	$ 97,104,152	97,055,624	$ 39,098 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	795,850	4,246,926 (a)	—	—	—	5,042,776	5,042,776	27,359	—
BlackRock Securitized Income Fund, Institutional Class	79,132,684	1,926,413	(616,561)	(1,652)	(89,280)	80,351,604	8,849,296	1,308,819	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 118,730,202	$ 2,994,013	$ (924,841)	$ (1,907)	$ (122,228)	$ 120,675,239	12,338,981	$ 2,010,618	$ —
BlackRock Technology Opportunities Fund, Class K	84,433,324	5,768,316	(616,561)	42,057	(6,066,201)	83,560,935	1,068,144	1,170,578	3,945,910
BlackRock Total Return Fund, Class K	218,428,070	8,363,590	(1,695,542)	(13,900)	(427,821)	224,654,397	22,420,599	2,652,786	243,953
International Tilts Master Portfolio	63,939,051	—	(2,118,204)(a)(c)	3,232,120	1,446,077	66,499,044	$66,499,044	1,270,280	—
iShares 10-20 Year Treasury Bond ETF	137,784,657	2,861,605	(15,022,547)	(102,719)	(1,502,100)	124,018,896	1,219,818	1,857,819	—
iShares Core International Aggregate Bond ETF	58,820,595	2,291,399	(462,194)	(3,722)	(1,398,531)	59,247,547	1,184,714	1,770,355	—
iShares Core MSCI Emerging Markets ETF	118,415,722	19,788,192	(973,645)	18,119	2,526,662	139,775,050	2,079,367	2,326,409	—
iShares Core S&P 500 ETF	164,159,880	1,289,503	(64,334,205)	28,145,668	(26,350,666)	102,910,180	150,247	361,054	—
iShares Core Universal USD Bond ETF	42,083,702	658,594	(19,237,458)	391,246	(511,596)	23,384,488	502,460	458,838	—
iShares Flexible Income Active ETF	58,832,915	2,227,673	(462,223)	(2,035)	(521,432)	60,074,898	1,138,429	1,217,699	153,340
iShares J.P. Morgan USD Emerging Markets Bond ETF	38,930,901	969,198	(308,047)	909	447,292	40,040,253	415,873	643,149	—
iShares MSCI EAFE Value ETF	62,685,908	1,330,034	(22,668,285)	6,182,549	(3,807,720)	43,722,486	612,274	962,568	—
iShares MSCI Global Gold Miners ETF	—	20,262,758	(46,861)	(449)	2,619,506	22,834,954	310,089	116,351	—
iShares MSCI U.S.A. Momentum Factor ETF	41,644,403	38,002,996	(400,673)	1,213	164,661	79,412,600	317,257	212,061	—
iShares MSCI U.S.A. Quality Factor ETF	144,785,022	1,022,447	(63,540,905)	7,709,267	(7,074,226)	82,901,605	417,388	254,041	—
iShares S&P 100 ETF	118,264,376	1,275,624	(926,158)	21,427	3,588,950	122,224,219	356,370	300,023	—
iShares S&P 500 Growth ETF	144,493,027	1,294,808	(1,678,091)	237,603	2,805,495	147,152,842	1,193,841	155,474	—
iShares S&P 500 Value ETF	116,465,858	41,744,575	(1,014,862)	11,613	4,146,063	161,353,247	760,849	752,885	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares U.S. Aerospace & Defense ETF	$ 40,709,859	$ 327,311	$ (308,779)	$ 13,352	$ 1,053,033	$ 41,794,776	194,675	$ —	$ —
iShares U.S. Equity Factor Rotation Active ETF	158,724,376	1,667,443	(1,234,399)	23,526	4,300,171	163,481,117	2,688,392	365,197	—
iShares U.S. Thematic Rotation Active ETF	—	59,685,181	(137,780)	(98)	1,982,041	61,529,344	1,595,678	18,976	—
				$ 45,906,250	$ (22,793,467)	$ 2,153,746,649		$ 20,252,437	$ 4,343,203

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,985,100,677	$ —	$ —	$ 1,985,100,677
Short-Term Securities
Money Market Funds	102,146,928	—	—	102,146,928
	$ 2,087,247,605	$ —	$ —	2,087,247,605
Investments valued at NAV(a)				66,499,044
				$ 2,153,746,649

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 60/40 Target Allocation Fund

Portfolio Abbreviation
ETF	Exchange-Traded Fund